Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Dec. 31, 2023	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2023	$75,981	$778,851	$1,952,814	$2,742,617	$202,437	$5,752,700
Additions	20,638	125,564	3,171	41,848	21,401	212,622
Acquisition of PP&E from Copper Mountain	-	27,471	369,000	372,733	34,617	803,821
Capitalized stripping and development	-	-	111,247	-	-	111,247
Decommissioning and restoration	-	-	19,780	815	-	20,595
Capitalized accretion and depreciation	-	2,841	-	(201)	(1,251)	1,389
Transfers and other movements	-	(131,126)	11,882	119,244	-	-
Disposals	(74)	(583)	-	(30,925)	(4,271)	(35,853)
Effects of movements in exchange rates	356	1,002	13,224	16,723	411	31,716
Balance, Dec. 31, 2023	96,901	804,020	2,481,118	3,262,854	253,344	6,898,237

Accumulated depreciation
Balance, Jan. 1, 2023	-	-	891,803	1,181,209	127,258	2,200,270
Depreciation for the year	-	-	193,199	180,858	18,954	393,011
Transfers and other movements	-	-	(6)	6	-	-
Disposals	-	-	-	(24,458)	(3,586)	(28,044)
Effects of movement in exchange rates	-	-	8,843	7,989	162	16,994
Balance, Dec. 31, 2023	-	-	1,093,839	1,345,604	142,788	2,582,231
Net book value	$96,901	$804,020	$1,387,279	$1,917,250	$110,556	$4,316,006

Dec. 31, 2022	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2022	$88,207	$858,230	$2,434,000	$2,983,919	$259,726	$6,624,082
Additions	18,386	173,810	3,148	35,953	27,984	259,281
Capitalized stripping and development	-	-	89,262	-	-	89,262
Decommissioning and restoration	-	723	(12,583)	(25,248)	-	(37,108)
Derecognition of assets - cost	-	-	(547,923)	(422,524)	(2,950)	(973,397)
Capitalized accretion and depreciation	-	1,607	-	(2)	-	1,605
Transfers and other movements	(29,395)	(154,554)	3,825	231,444	(51,320)	-
Disposals	(215)	(1,091)	-	(7,691)	(28,434)	(37,431)
Impairment (Note 7g)	-	(94,956)	-	-	-	(94,956)
Effects of movements in exchange rates	(1,002)	(4,918)	(16,915)	(53,234)	(2,569)	(78,638)
Balance, Dec. 31, 2022	75,981	778,851	1,952,814	2,742,617	202,437	5,752,700

Accumulated depreciation
Balance, Jan. 1, 2022	-	-	1,284,369	1,445,122	153,625	2,883,116
Depreciation for the year	-	-	155,503	169,096	22,786	347,385
Derecognition of assets - accumulated depreciation	-	-	(547,923)	(422,524)	(2,950)	(973,397)
Transfers and other movements	-	-	5	25,055	(25,060)	-
Disposals	-	-	-	(4,094)	(19,516)	(23,610)
Effects of movement in exchange rates	-	-	(151)	(31,446)	(1,627)	(33,224)
Balance, Dec. 31, 2022	-	-	891,803	1,181,209	127,258	2,200,270
Net book value	$75,981	$778,851	$1,061,011	$1,561,408	$75,179	$3,552,430